Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 535,509	$ 497,044	$ 581,397
Issues of ordinary shares during the period
Exercise of share options			0
Ending balance	$ 517,127	$ 482,168	$ 517,127
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance (in shares) | shares		650,454,551	648,696,070
Beginning balance		$ 1,165,309	$ 1,163,153
Issues of ordinary shares during the period
Exercise of share options (in shares) | shares		0	0
Exercise of share options		$ 0	$ 209
Transfer to employee share trust (in shares) | shares		0	0
Transfer to employee share trust		$ 0	$ 0
Share based compensation for services rendered (in shares) | shares		0	1,758,481
Share based compensation for services rendered		$ 0	$ 1,698
Transaction costs arising on share issue (in shares) | shares		0	0
Transaction costs arising on share issue		$ (2,874)	$ 21
Total contributions of equity during the period (in shares) | shares		86,666,667	1,758,481
Total contributions of equity during the period		$ 42,191	$ 1,928
Share options reserve transferred to equity on exercise of options (in shares) | shares		0	0
Share options reserve transferred to equity on exercise of options		$ 0	$ 228
Ending balance (in shares) | shares	650,454,551	737,121,218	650,454,551
Ending balance	$ 1,165,309	$ 1,207,500	$ 1,165,309
Issued Capital | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement (in shares) | shares		86,666,667	0
Placement of shares under a share placement agreement		$ 45,065	$ 0